AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 57.1%
Information Technology – 12.9%
Communications Equipment – 0.4%
Arista Networks, Inc.(a)	2,352	$326,881
Cisco Systems, Inc.	44,228	2,466,153
F5, Inc.(a)	637	133,101
Juniper Networks, Inc.	3,410	126,716
Motorola Solutions, Inc.	1,771	428,936
Nokia Oyj	53,937	297,032
Telefonaktiebolaget LM Ericsson - Class B(b)	29,199	266,165

		4,044,984

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	6,281	473,273
Azbil Corp.	1,234	40,956
CDW Corp./DE	1,423	254,560
Corning, Inc.	7,833	289,116
Halma PLC	3,797	124,227
Hamamatsu Photonics KK	1,403	74,517
Hexagon AB	19,471	272,804
Hirose Electric Co., Ltd.	324	46,965
Ibiden Co., Ltd.	1,056	51,482
IPG Photonics Corp.(a)	375	41,160
Keyence Corp.	1,946	902,365
Keysight Technologies, Inc.(a)	1,919	303,144
Kyocera Corp.	3,211	179,686
Murata Manufacturing Co., Ltd.	5,746	378,505
Omron Corp.	1,856	123,514
Shimadzu Corp.	2,369	81,481
TDK Corp.	3,889	140,304
TE Connectivity Ltd.	3,414	447,166
Teledyne Technologies, Inc.(a)	489	231,116
Trimble, Inc.(a)	2,632	189,873
Venture Corp. Ltd.	2,770	35,697
Yaskawa Electric Corp.	2,401	93,579
Yokogawa Electric Corp.	2,284	38,916
Zebra Technologies Corp. - Class A(a)	557	230,431

		5,044,837

IT Services – 2.0%
Accenture PLC - Class A	6,628	2,235,161
Adyen NV(a) (b) (c)	198	392,177
Akamai Technologies, Inc.(a)	1,704	203,441
Amadeus IT Group SA - Class A(a)	4,506	292,971
Automatic Data Processing, Inc.	4,405	1,002,314
Bechtle AG	819	46,110
Broadridge Financial Solutions, Inc.	1,225	190,745
Capgemini SE	1,604	355,932
Cognizant Technology Solutions Corp. - Class A	5,508	493,902
Computershare Ltd.	5,435	99,890
DXC Technology Co.(a)	2,564	83,663
Edenred	2,496	123,414
EPAM Systems, Inc.(a)	595	176,483
Fidelity National Information Services, Inc.	6,386	641,282
Fiserv, Inc.(a)	6,231	631,823

Company	Shares	U.S. $ Value

FleetCor Technologies, Inc.(a)	851	$211,950
Fujitsu Ltd.	1,967	294,707
Gartner, Inc.(a)	862	256,411
Global Payments, Inc.	2,986	408,604
GMO Payment Gateway, Inc.	421	42,890
International Business Machines Corp.	9,404	1,222,708
Itochu Techno-Solutions Corp.(b)	960	24,523
Jack Henry & Associates, Inc.	764	150,546
Mastercard, Inc. - Class A	9,051	3,234,646
NEC Corp.	2,456	103,178
Nexi SpA(a) (b) (c)	5,242	60,491
Nomura Research Institute Ltd.	3,360	109,628
NTT Data Corp.	6,313	124,065
Obic Co., Ltd.	697	104,395
Otsuka Corp.	1,140	40,420
Paychex, Inc.	3,367	459,495
PayPal Holdings, Inc.(a)	12,217	1,412,896
SCSK Corp.	1,563	26,728
TIS, Inc.	2,135	49,965
VeriSign, Inc.(a)	1,013	225,352
Visa, Inc. - Class A	17,391	3,856,802
Wix.com Ltd.(a)	569	59,438
Worldline SA/France(a) (c)	2,384	103,466

		19,552,612

Semiconductors & Semiconductor Equipment – 3.0%
Advanced Micro Devices, Inc.(a)	17,144	1,874,525
Advantest Corp.(b)	1,996	155,835
Analog Devices, Inc.	5,509	909,977
Applied Materials, Inc.	9,312	1,227,322
ASM International NV(b)	468	170,414
ASML Holding NV	4,134	2,762,427
Broadcom, Inc.	4,330	2,726,514
Disco Corp.	288	80,535
Enphase Energy, Inc.(a)	1,405	283,501
Infineon Technologies AG	13,064	441,955
Intel Corp.	42,701	2,116,262
KLA Corp.	1,580	578,375
Lam Research Corp.	1,463	786,523
Lasertec Corp.(b)	754	125,438
Microchip Technology, Inc.	5,830	438,066
Micron Technology, Inc.	11,743	914,662
Monolithic Power Systems, Inc.	454	220,499
NVIDIA Corp.	26,216	7,153,298
NXP Semiconductors NV	2,789	516,188
Qorvo, Inc.(a)	1,137	141,102
QUALCOMM, Inc.	11,818	1,806,027
Renesas Electronics Corp.(a)	12,610	146,112
Rohm Co., Ltd.	875	67,935
Skyworks Solutions, Inc.	1,720	229,242
SolarEdge Technologies, Inc.(a)	551	177,626
STMicroelectronics NV	6,831	296,902
SUMCO Corp.	3,327	54,446
Teradyne, Inc.	1,709	202,055
Texas Instruments, Inc.	9,685	1,777,004
Tokyo Electron Ltd.	1,494	767,260

		29,148,027

Company	Shares	U.S. $ Value

Software – 3.9%
Adobe, Inc.(a)	4,947	$2,253,952
ANSYS, Inc.(a)	915	290,650
Autodesk, Inc.(a)	2,307	494,505
AVEVA Group PLC	1,206	38,520
Cadence Design Systems, Inc.(a)	2,906	477,921
Ceridian HCM Holding, Inc.(a)	1,435	98,097
Check Point Software Technologies Ltd.(a)	1,062	146,832
Citrix Systems, Inc.	1,308	131,977
CyberArk Software Ltd.(a)	397	66,994
Dassault Systemes SE	6,650	326,705
Fortinet, Inc.(a)	1,423	486,296
Intuit, Inc.	2,969	1,427,614
Microsoft Corp.	78,614	24,237,482
Nemetschek SE	577	55,412
Nice Ltd.(a)	631	138,016
NortonLifeLock, Inc.	6,102	161,825
Oracle Corp.	16,522	1,366,865
Oracle Corp., Japan	384	26,610
Paycom Software, Inc.(a)	505	174,922
PTC, Inc.(a)	1,104	118,923
Sage Group PLC (The)	10,234	93,771
salesforce.com, Inc.(a)	10,329	2,193,053
SAP SE	10,446	1,157,710
ServiceNow, Inc.(a)	2,097	1,167,798
Sinch AB(a) (b) (c)	5,233	35,493
Synopsys, Inc.(a)	1,609	536,231
Temenos AG	672	64,640
Trend Micro, Inc./Japan	1,337	78,078
Tyler Technologies, Inc.(a)	430	191,303
WiseTech Global Ltd.	1,463	55,066
Xero Ltd.(a)	1,339	101,480

		38,194,741

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	162,573	28,386,871
Brother Industries Ltd.(b)	2,360	42,918
Canon, Inc.(b)	10,007	243,911
FUJIFILM Holdings Corp.	3,603	219,927
Hewlett Packard Enterprise Co.	13,564	226,654
HP, Inc.	11,354	412,150
Logitech International SA	1,731	128,669
NetApp, Inc.	2,331	193,473
Ricoh Co., Ltd.(b)	6,706	58,072
Seagate Technology Holdings PLC	2,112	189,869
Seiko Epson Corp.(b)	2,798	42,034
Western Digital Corp.(a)	3,281	162,902

		30,307,450

		126,292,651

Company	Shares	U.S. $ Value

Health Care – 7.7%
Biotechnology – 0.9%
AbbVie, Inc.	18,539	$3,005,357
Amgen, Inc.	5,907	1,428,431
Argenx SE(a)	458	143,295
Biogen, Inc.(a)	1,540	324,324
CSL Ltd.	4,789	956,088
Genmab A/S(a)	657	237,278
Gilead Sciences, Inc.	13,154	782,005
Grifols SA(b)	2,984	54,161
Incyte Corp.(a)	1,973	156,696
Moderna, Inc.(a)	3,699	637,190
Regeneron Pharmaceuticals, Inc.(a)	1,119	781,532
Vertex Pharmaceuticals, Inc.(a)	2,670	696,790

		9,203,147

Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	18,543	2,194,750
ABIOMED, Inc.(a)	477	158,002
Alcon, Inc.	4,998	395,971
Align Technology, Inc.(a)	769	335,284
Ambu A/S	1,676	24,673
Asahi Intecc Co., Ltd.(b)	2,173	42,392
Baxter International, Inc.	5,251	407,163
Becton Dickinson and Co.	2,986	794,276
BioMerieux	414	44,187
Boston Scientific Corp.(a)	14,943	661,825
Carl Zeiss Meditec AG	402	64,753
Cochlear Ltd.(b)	658	109,860
Coloplast A/S - Class B	1,188	179,909
Cooper Cos., Inc. (The)	517	215,894
Demant A/S(a)	1,080	48,875
DENTSPLY SIRONA, Inc.	2,292	112,812
DexCom, Inc.(a)	1,016	519,786
DiaSorin SpA	251	39,204
Edwards Lifesciences Corp.(a)	6,547	770,713
Fisher & Paykel Healthcare Corp., Ltd.	5,772	96,855
Getinge AB - Class B	2,288	91,152
GN Store Nord AS	1,244	60,976
Hologic, Inc.(a)	2,621	201,345
Hoya Corp.	3,698	421,416
IDEXX Laboratories, Inc.(a)	889	486,336
Inmode Ltd.(a)	496	18,307
Intuitive Surgical, Inc.(a)	3,751	1,131,602
Koninklijke Philips NV	9,177	279,841
Medtronic PLC	14,100	1,564,395
Olympus Corp.	11,048	209,388
ResMed, Inc.	1,533	371,768
Sartorius AG (Preference Shares)	262	115,632
Siemens Healthineers AG(c)	2,821	174,819
Smith & Nephew PLC	8,796	139,899
Sonova Holding AG	537	224,325
STERIS PLC	1,050	253,859
Straumann Holding AG	103	164,459
Stryker Corp.	3,521	941,339

Company	Shares	U.S. $ Value

Sysmex Corp.	1,676	$121,389
Teleflex, Inc.	491	174,222
Terumo Corp.	6,458	195,409
Zimmer Biomet Holdings, Inc.	2,177	278,438

		14,837,500

Health Care Providers & Services – 1.3%
AmerisourceBergen Corp. - Class A	1,579	244,287
Amplifon SpA	1,245	55,409
Anthem, Inc.	2,545	1,250,155
Cardinal Health, Inc.	2,905	164,714
Centene Corp.(a)	6,119	515,159
Cigna Corp.	3,387	811,559
CVS Health Corp.	13,764	1,393,054
DaVita, Inc.(a)	646	73,069
Fresenius Medical Care AG & Co. KGaA	2,051	137,439
Fresenius SE & Co. KGaA	4,190	153,842
HCA Healthcare, Inc.	2,511	629,307
Henry Schein, Inc.(a)	1,454	126,774
Humana, Inc.	1,348	586,609
Laboratory Corp. of America Holdings(a)	976	257,332
McKesson Corp.	1,571	480,930
Medipal Holdings Corp.	1,834	30,177
Molina Healthcare, Inc.(a)	612	204,157
Orpea SA	517	22,435
Quest Diagnostics, Inc.	1,248	170,801
Ramsay Health Care Ltd.	1,831	88,676
Ryman Healthcare Ltd.	4,251	27,515
Sonic Healthcare Ltd.	4,558	120,341
UnitedHealth Group, Inc.	9,877	5,036,974
Universal Health Services, Inc. - Class B	767	111,177

		12,691,892

Health Care Technology – 0.0%
Cerner Corp.	3,085	288,633
M3, Inc.(b)	4,414	159,416

		448,049

Life Sciences Tools & Services – 0.9%
Agilent Technologies, Inc.	3,150	416,839
Bachem Holding AG	62	34,121
Bio-Rad Laboratories, Inc. - Class A(a)	227	127,853
Bio-Techne Corp.	412	178,412
Charles River Laboratories International, Inc.(a)	529	150,220
Danaher Corp.	6,673	1,957,391
Eurofins Scientific SE	1,344	132,952
Illumina, Inc.(a)	1,639	572,667
IQVIA Holdings, Inc.(a)	2,003	463,114
Lonza Group AG	744	539,105
Mettler-Toledo International, Inc.(a)	241	330,939
PerkinElmer, Inc.	1,323	230,811
QIAGEN NV(a)	2,309	113,302
Sartorius Stedim Biotech	276	112,998
Thermo Fisher Scientific, Inc.	4,132	2,440,566
Waters Corp.(a)	640	198,650
West Pharmaceutical Services, Inc.	777	319,122

		8,319,062

Company	Shares	U.S. $ Value

Pharmaceuticals – 3.1%
Astellas Pharma, Inc.	18,625	$291,013
AstraZeneca PLC	15,497	2,055,102
Bayer AG	9,828	672,226
Bristol-Myers Squibb Co.	22,858	1,669,320
Catalent, Inc.(a)	1,878	208,270
Chugai Pharmaceutical Co., Ltd.	6,718	224,169
Daiichi Sankyo Co., Ltd.	17,530	382,802
Eisai Co., Ltd.(b)	2,373	109,938
Eli Lilly & Co.	8,326	2,384,317
GlaxoSmithKline PLC	50,337	1,089,139
Hikma Pharmaceuticals PLC	1,736	46,834
Ipsen SA	377	47,191
Johnson & Johnson	27,607	4,892,789
Kyowa Kirin Co., Ltd.	2,701	62,836
Merck & Co., Inc.	26,488	2,173,340
Merck KGaA	1,292	269,814
Nippon Shinyaku Co., Ltd.	491	33,383
Novartis AG	21,918	1,924,214
Novo Nordisk A/S - Class B	16,845	1,868,381
Ono Pharmaceutical Co., Ltd.	3,699	92,717
Organon & Co.	2,659	92,879
Orion Oyj - Class B(b)	1,062	48,233
Otsuka Holdings Co., Ltd.	3,906	134,944
Pfizer, Inc.	58,860	3,047,182
Recordati Industria Chimica e Farmaceutica SpA	1,046	52,446
Roche Holding AG	7,348	2,920,662
Sanofi	11,376	1,163,078
Santen Pharmaceutical Co., Ltd.	3,605	36,044
Shionogi & Co., Ltd.	2,649	162,763
Sumitomo Dainippon Pharma Co., Ltd.(b)	1,791	17,670
Taisho Pharmaceutical Holdings Co., Ltd.	383	17,779
Takeda Pharmaceutical Co., Ltd.(b)	15,828	450,975
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	11,034	103,609
UCB SA	1,264	151,170
Viatris, Inc.	12,682	137,980
Vifor Pharma AG(a)	487	86,828
Zoetis, Inc.	4,961	935,595

		30,057,632

		75,557,282

Financials – 7.4%
Banks – 3.0%
ABN AMRO Bank NV (GDR)(b) (c)	4,231	54,029
Australia & New Zealand Banking Group Ltd.	28,201	577,867
Banco Bilbao Vizcaya Argentaria SA(b)	66,704	380,875
Banco Santander SA	173,473	589,795
Bank Hapoalim BM	11,364	112,511
Bank Leumi Le-Israel BM	14,534	156,570
Bank of America Corp.	74,543	3,072,662
Barclays PLC	167,636	324,958
BNP Paribas SA	11,252	642,991
BOC Hong Kong Holdings Ltd.	37,019	139,295

Company	Shares	U.S. $ Value

CaixaBank SA	44,350	$150,430
Chiba Bank Ltd. (The)(b)	5,302	31,174
Citigroup, Inc.	20,810	1,111,254
Citizens Financial Group, Inc.	4,469	202,580
Comerica, Inc.	1,370	123,889
Commerzbank AG(a)	10,022	76,156
Commonwealth Bank of Australia	17,070	1,344,303
Concordia Financial Group Ltd.	10,890	40,529
Credit Agricole SA	12,372	147,827
Danske Bank A/S	6,900	114,782
DBS Group Holdings Ltd.	18,120	474,784
DNB Bank ASA	9,305	210,376
Erste Group Bank AG	3,439	125,408
Fifth Third Bancorp	7,170	308,597
FinecoBank Banca Fineco SpA	6,101	92,553
First Republic Bank/CA	1,880	304,748
Hang Seng Bank Ltd.	7,650	147,130
HSBC Holdings PLC	203,557	1,390,409
Huntington Bancshares, Inc./OH	15,077	220,426
ING Groep NV	39,055	407,770
Intesa Sanpaolo SpA	165,223	378,157
Israel Discount Bank Ltd. - Class A	11,644	72,416
Japan Post Bank Co., Ltd.(b)	4,126	33,135
JPMorgan Chase & Co.	30,991	4,224,693
KBC Group NV	2,501	179,445
KeyCorp	9,740	217,981
Lloyds Banking Group PLC	710,325	432,564
M&T Bank Corp.	1,350	228,825
Mediobanca Banca di Credito Finanziario SpA	6,213	62,785
Mitsubishi UFJ Financial Group, Inc.	119,584	739,165
Mizrahi Tefahot Bank Ltd.	1,411	55,103
Mizuho Financial Group, Inc.	24,132	307,812
National Australia Bank Ltd.	32,735	788,091
NatWest Group PLC	56,574	159,784
Nordea Bank Abp(b)	32,071	330,075
Oversea-Chinese Banking Corp., Ltd.	33,873	307,291
People’s United Financial, Inc.	4,487	89,695
PNC Financial Services Group, Inc. (The)	4,404	812,318
Raiffeisen Bank International AG	1,480	21,012
Regions Financial Corp.	9,878	219,884
Resona Holdings, Inc.	20,612	87,794
Shizuoka Bank Ltd. (The)(b)	4,465	31,338
Signature Bank/New York NY	658	193,116
Skandinaviska Enskilda Banken AB - Class A(b)	16,281	176,011
Societe Generale SA	8,110	217,407
Standard Chartered PLC	26,182	173,796
Sumitomo Mitsui Financial Group, Inc.	13,061	412,576
Sumitomo Mitsui Trust Holdings, Inc.(b)	3,378	109,936
SVB Financial Group(a)	616	344,621
Svenska Handelsbanken AB - Class A	14,591	134,171
Swedbank AB - Class A(b)	9,059	135,302
Truist Financial Corp.	13,998	793,687
UniCredit SpA	21,156	228,225
United Overseas Bank Ltd.	11,806	276,237
US Bancorp	14,161	752,657
Wells Fargo & Co.	40,749	1,974,697
Westpac Banking Corp.	36,700	663,043
Zions Bancorp NA	1,590	104,240

		29,545,763

Company	Shares	U.S. $ Value

Capital Markets – 1.7%
3i Group PLC	9,735	$176,032
Abrdn PLC	21,815	61,084
Ameriprise Financial, Inc.	1,163	349,319
Amundi SA(c)	609	41,644
ASX Ltd.(b)	1,936	117,767
Bank of New York Mellon Corp. (The)	7,758	385,029
BlackRock, Inc. - Class A	1,495	1,142,434
Cboe Global Markets, Inc.	1,118	127,922
Charles Schwab Corp. (The)	15,765	1,329,147
CME Group, Inc. - Class A	3,769	896,494
Credit Suisse Group AG	26,517	208,745
Daiwa Securities Group, Inc.(b)	14,450	81,739
Deutsche Bank AG(a)	20,675	260,385
Deutsche Boerse AG	1,900	342,020
EQT AB(b)	2,959	115,396
Euronext NV(c)	857	77,856
FactSet Research Systems, Inc.	396	171,923
Franklin Resources, Inc.	2,949	82,336
Futu Holdings Ltd. (ADR)(a) (b)	509	16,573
Goldman Sachs Group, Inc. (The)	3,539	1,168,224
Hargreaves Lansdown PLC	3,558	46,897
Hong Kong Exchanges & Clearing Ltd.	12,049	564,777
Intercontinental Exchange, Inc.	5,892	778,451
Invesco Ltd.	3,579	82,532
Japan Exchange Group, Inc.	5,097	94,641
Julius Baer Group Ltd.	2,213	128,120
London Stock Exchange Group PLC	3,291	343,187
Macquarie Group Ltd.	3,390	512,683
MarketAxess Holdings, Inc.	399	135,740
Moody’s Corp.	1,696	572,247
Morgan Stanley	14,866	1,299,288
MSCI, Inc. - Class A	852	428,454
Nasdaq, Inc.	1,228	218,830
Nomura Holdings, Inc.	30,730	129,243
Northern Trust Corp.	2,179	253,745
Partners Group Holding AG	227	281,072
Raymond James Financial, Inc.	1,959	215,314
S&P Global, Inc.	3,714	1,523,408
SBI Holdings, Inc./Japan(b)	2,450	61,816
Schroders PLC	1,243	52,342
Singapore Exchange Ltd.	8,040	58,921
St. James’s Place PLC	5,404	101,884
State Street Corp.	3,838	334,367
T. Rowe Price Group, Inc.	2,404	363,461
UBS Group AG	35,186	687,580

		16,421,069

Consumer Finance – 0.2%
American Express Co.	6,450	1,206,150
Capital One Financial Corp.	4,340	569,799
Discover Financial Services	3,020	332,774
Synchrony Financial	5,466	190,271

		2,298,994

Company	Shares	U.S. $ Value

Diversified Financial Services – 0.8%
Berkshire Hathaway, Inc. - Class B(a)	19,205	$6,777,636
EXOR NV	1,084	82,405
Groupe Bruxelles Lambert SA	1,094	113,203
Industrivarden AB	1,304	36,983
Industrivarden AB - Class C	1,626	45,323
Investor AB	23,214	512,084
Kinnevik AB(a)	2,422	63,156
L E Lundbergforetagen AB - Class B	760	38,572
M&G PLC	26,009	74,940
Mitsubishi HC Capital, Inc.	6,603	30,681
ORIX Corp.	12,219	243,556
Sofina SA	154	55,959
Tokyo Century Corp.(b)	369	13,528
Wendel SE	268	27,291

		8,115,317

Insurance – 1.7%
Admiral Group PLC	1,947	65,292
Aegon NV(b)	17,910	94,943
Aflac, Inc.	6,292	405,142
Ageas SA/NV	1,719	86,901
AIA Group Ltd.	121,013	1,263,603
Allianz SE	4,086	975,770
Allstate Corp. (The)	2,943	407,635
American International Group, Inc.	8,707	546,538
Aon PLC	2,253	733,644
Arthur J Gallagher & Co.	2,186	381,676
Assicurazioni Generali SpA(b)	11,071	253,217
Assurant, Inc.	597	108,552
Aviva PLC	37,916	224,346
AXA SA	19,475	570,117
Baloise Holding AG	458	81,797
Brown & Brown, Inc.	2,459	177,712
Chubb Ltd.	4,517	966,186
Cincinnati Financial Corp.	1,572	213,729
CNP Assurances	1,717	41,336
Dai-ichi Life Holdings, Inc.	10,056	204,346
Everest Re Group Ltd.	413	124,470
Gjensidige Forsikring ASA	2,000	49,594
Globe Life, Inc.	974	97,984
Hannover Rueck SE	603	102,437
Hartford Financial Services Group, Inc. (The)	3,512	252,197
Insurance Australia Group Ltd.(b)	24,660	80,707
Japan Post Holdings Co., Ltd.	24,500	179,934
Japan Post Insurance Co., Ltd.	1,999	34,813
Legal & General Group PLC	59,724	211,745
Lincoln National Corp.	1,747	114,184
Loews Corp.	2,056	133,270
Marsh & McLennan Cos., Inc.	5,295	902,374
Medibank Pvt Ltd.	27,550	63,297
MetLife, Inc.	7,358	517,120
MS&AD Insurance Group Holdings, Inc.	4,453	144,580
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,401	374,543
NN Group NV	2,703	136,985
Phoenix Group Holdings PLC	6,999	56,075
Poste Italiane SpA(c)	5,226	59,266

Company	Shares	U.S. $ Value

Principal Financial Group, Inc.	2,548	$187,049
Progressive Corp. (The)	6,128	698,531
Prudential Financial, Inc.	3,964	468,426
Prudential PLC	27,474	405,606
QBE Insurance Group Ltd.	14,770	126,657
Sampo Oyj - Class A	4,989	243,783
Sompo Holdings, Inc.	3,130	137,533
Suncorp Group Ltd.	12,630	104,699
Swiss Life Holding AG	315	201,854
Swiss Re AG	3,017	287,200
T&D Holdings, Inc.	5,303	72,004
Tokio Marine Holdings, Inc.	6,279	365,395
Travelers Cos., Inc. (The)	2,529	462,124
Tryg A/S	3,601	87,557
W R Berkley Corp.	2,181	145,233
Willis Towers Watson PLC	1,280	302,362
Zurich Insurance Group AG	1,505	743,319

		16,477,389

		72,858,532

Consumer Discretionary – 6.8%
Auto Components – 0.2%
Aisin Corp.	1,473	50,344
Aptiv PLC(a)	2,837	339,617
BorgWarner, Inc.	2,514	97,795
Bridgestone Corp.	5,711	221,677
Cie Generale des Etablissements Michelin SCA - Class B	1,696	229,834
Continental AG(a)	1,100	78,855
Denso Corp.	4,335	276,573
Faurecia SE	1,213	31,549
Koito Manufacturing Co., Ltd.	1,045	42,291
Stanley Electric Co., Ltd.	1,301	24,598
Sumitomo Electric Industries Ltd.	7,545	89,689
Valeo	2,305	42,575

		1,525,397

Automobiles – 1.6%
Bayerische Motoren Werke AG	3,312	286,215
Bayerische Motoren Werke AG (Preference Shares)	577	44,693
Ferrari NV	1,260	274,503
Ford Motor Co.	41,248	697,504
General Motors Co.(a)	15,237	666,466
Honda Motor Co., Ltd.	16,309	462,292
Isuzu Motors Ltd.	5,833	75,351
Mazda Motor Corp.	5,688	41,810
Mercedes-Benz Group AG	8,562	600,962
Nissan Motor Co., Ltd.(a)	23,222	103,183
Porsche Automobil Holding SE (Preference Shares)	1,531	147,273
Renault SA(a)	1,922	50,241
Stellantis NV	20,369	329,763
Subaru Corp.	6,155	97,760
Suzuki Motor Corp.	3,684	126,252
Tesla, Inc.(a)	8,779	9,460,251
Toyota Motor Corp.	106,088	1,913,615

Company	Shares	U.S. $ Value

Volkswagen AG	324	$80,034
Volkswagen AG (Preference Shares)	1,856	318,956
Yamaha Motor Co., Ltd.	2,978	66,748

		15,843,872

Distributors – 0.1%
Genuine Parts Co.	1,494	188,274
LKQ Corp.	2,812	127,693
Pool Corp.	420	177,597

		493,564

Diversified Consumer Services – 0.0%
IDP Education Ltd.(b)	2,088	48,868

Hotels, Restaurants & Leisure – 1.0%
Accor SA(a)	1,702	54,837
Aristocrat Leisure Ltd.	6,028	163,612
Booking Holdings, Inc.(a)	431	1,012,182
Caesars Entertainment, Inc.(a)	2,242	173,441
Carnival Corp.(a)	8,482	171,506
Chipotle Mexican Grill, Inc. - Class A(a)	295	466,699
Compass Group PLC	17,847	384,069
Crown Resorts Ltd.(a) (b)	3,725	35,472
Darden Restaurants, Inc.	1,339	178,020
Domino’s Pizza Enterprises Ltd.(b)	599	38,991
Domino’s Pizza, Inc.	382	155,478
Entain PLC(a)	5,866	125,656
Evolution AB(c)	1,721	175,085
Expedia Group, Inc.(a)	1,575	308,180
Flutter Entertainment PLC(a)	1,667	192,113
Galaxy Entertainment Group Ltd.	21,787	128,922
Genting Singapore Ltd.	60,493	36,156
Hilton Worldwide Holdings, Inc.(a)	2,923	443,536
InterContinental Hotels Group PLC	1,832	123,906
La Francaise des Jeux SAEM(c)	955	37,887
Las Vegas Sands Corp.(a)	3,605	140,126
Marriott International, Inc./MD - Class A(a)	2,869	504,227
McDonald’s Corp.	7,836	1,937,686
McDonald’s Holdings Co. Japan Ltd.	798	33,185
Melco Resorts & Entertainment Ltd. (ADR)(a)	2,148	16,411
MGM Resorts International	3,950	165,663
Norwegian Cruise Line Holdings Ltd.(a)	4,372	95,659
Oriental Land Co., Ltd./Japan(b)	2,001	383,002
Penn National Gaming, Inc.(a)	1,742	73,896
Royal Caribbean Cruises Ltd.(a)	2,352	197,051
Sands China Ltd.(a)	24,288	57,781
Sodexo SA	885	72,018
Starbucks Corp.	12,063	1,097,371
Tabcorp Holdings Ltd.(b)	22,266	88,710
Whitbread PLC(a)	2,020	75,212
Wynn Resorts Ltd.(a)	1,104	88,033
Yum! Brands, Inc.	3,031	359,264

		9,791,043

Company	Shares	U.S. $ Value

Household Durables – 0.3%
Barratt Developments PLC	10,227	$69,624
Berkeley Group Holdings PLC(a)	1,123	54,776
DR Horton, Inc.	3,382	251,993
Electrolux AB(b)	2,256	34,139
Garmin Ltd.	1,593	188,946
Iida Group Holdings Co., Ltd.(b)	1,472	25,379
Lennar Corp. - Class A	2,741	222,487
Mohawk Industries, Inc.(a)	575	71,415
Newell Brands, Inc.	3,970	84,998
NVR, Inc.(a)	34	151,887
Open House Group Co., Ltd.	820	36,287
Panasonic Corp.	22,093	214,569
Persimmon PLC	3,192	89,508
PulteGroup, Inc.	2,607	109,233
Rinnai Corp.	350	26,181
SEB SA	276	38,491
Sekisui Chemical Co., Ltd.	3,773	54,063
Sekisui House Ltd.	6,164	119,231
Sharp Corp./Japan(b)	2,142	19,994
Sony Group Corp.	12,615	1,297,776
Taylor Wimpey PLC	36,480	62,122
Whirlpool Corp.	619	106,951

		3,330,050

Internet & Direct Marketing Retail – 1.7%
Amazon.com, Inc.(a)	4,589	14,959,911
Delivery Hero SE(a) (c)	1,631	71,085
eBay, Inc.	6,565	375,912
Etsy, Inc.(a)	1,329	165,168
Fiverr International Ltd.(a) (b)	292	22,212
Just Eat Takeaway.com NV(a) (b) (c)	1,807	60,603
Mercari, Inc.(a) (b)	1,038	26,795
Prosus NV(a) (b)	9,335	503,416
Rakuten Group, Inc.(b)	8,696	68,374
Zalando SE(a) (c)	2,227	112,762
ZOZO, Inc.	1,247	33,302

		16,399,540

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.(b)	1,998	151,507
Hasbro, Inc.	1,360	111,411
Shimano, Inc.	739	169,237
Yamaha Corp.	1,341	58,275

		490,430

Multiline Retail – 0.3%
Cie Financiere Richemont SA	5,222	661,913
Dollar General Corp.	2,430	540,991
Dollar Tree, Inc.(a)	2,359	377,794
Next PLC	1,330	104,605
Pan Pacific International Holdings Corp.	4,124	65,986
Ryohin Keikaku Co., Ltd.	2,528	29,323
Target Corp.	5,024	1,066,193
Wesfarmers Ltd.	11,342	425,604

		3,272,409

Company	Shares	U.S. $ Value

Specialty Retail – 0.9%
Advance Auto Parts, Inc.	654	$135,352
AutoZone, Inc.(a)	216	441,629
Bath & Body Works, Inc.	2,703	129,204
Best Buy Co., Inc.	2,270	206,343
CarMax, Inc.(a) (b)	1,695	163,534
Chow Tai Fook Jewellery Group Ltd.(a)	20,007	36,135
Fast Retailing Co., Ltd.	583	298,879
H & M Hennes & Mauritz AB - Class B(b)	7,306	98,102
Hikari Tsushin, Inc.	209	23,760
Home Depot, Inc. (The)	10,950	3,277,664
Industria de Diseno Textil SA	10,912	237,936
JD Sports Fashion PLC	25,800	49,714
Kingfisher PLC	20,881	69,693
Lowe’s Cos., Inc.	7,065	1,428,472
Nitori Holdings Co., Ltd.	801	100,776
O’Reilly Automotive, Inc.(a)	707	484,267
Ross Stores, Inc.	3,705	335,154
TJX Cos., Inc. (The)	12,509	757,795
Tractor Supply Co.	1,194	278,644
Ulta Beauty, Inc.(a)	568	226,189
USS Co., Ltd.	2,193	36,851

		8,816,093

Textiles, Apparel & Luxury Goods – 0.7%
adidas AG	1,904	443,681
Burberry Group PLC	4,051	88,432
EssilorLuxottica SA	2,875	525,810
Hermes International	316	447,249
Kering SA	750	473,496
LVMH Moet Hennessy Louis Vuitton SE	2,777	1,982,219
Moncler SpA	2,053	113,904
NIKE, Inc. - Class B	13,384	1,800,951
Pandora A/S	1,000	95,264
Puma SE	1,056	89,804
PVH Corp.	734	56,232
Ralph Lauren Corp.	485	55,019
Swatch Group AG (The)	289	81,938
Swatch Group AG (The) (REG)	526	28,623
Tapestry, Inc.	2,768	102,831
Under Armour, Inc. - Class A(a)	1,978	33,666
Under Armour, Inc. - Class C(a)	2,255	35,088
VF Corp.	3,385	192,471

		6,646,678

		66,657,944

Industrials – 5.7%
Aerospace & Defense – 0.8%
Airbus SE(a)	5,897	711,582
BAE Systems PLC	31,734	298,028
Boeing Co. (The)(a)	5,747	1,100,550
Dassault Aviation SA	250	39,479
Elbit Systems Ltd.	265	57,956

Company	Shares	U.S. $ Value

General Dynamics Corp.	2,417	$582,932
Howmet Aerospace, Inc.	3,980	143,041
Huntington Ingalls Industries, Inc.	420	83,765
L3Harris Technologies, Inc.	2,058	511,351
Lockheed Martin Corp.	2,542	1,122,039
MTU Aero Engines AG	534	123,503
Northrop Grumman Corp.	1,539	688,272
Raytheon Technologies Corp.	15,649	1,550,346
Rolls-Royce Holdings PLC(a)	83,708	110,076
Safran SA	3,419	402,538
Singapore Technologies Engineering Ltd.	15,618	47,308
Textron, Inc.	2,311	171,892
Thales SA	1,067	133,626
TransDigm Group, Inc.(a)	553	360,302

		8,238,586

Air Freight & Logistics – 0.4%
CH Robinson Worldwide, Inc.	1,363	146,809
Deutsche Post AG	9,916	473,507
DSV A/S	2,040	390,977
Expeditors International of Washington, Inc.	1,776	183,212
FedEx Corp.	2,556	591,433
InPost SA(a) (b)	2,000	12,690
Kuehne + Nagel International AG	543	154,173
SG Holdings Co., Ltd.	3,203	60,315
United Parcel Service, Inc. - Class B	7,646	1,639,761
Yamato Holdings Co., Ltd.(b)	2,915	54,453

		3,707,330

Airlines – 0.1%
Alaska Air Group, Inc.(a)	1,320	76,573
American Airlines Group, Inc.(a)	6,792	123,954
ANA Holdings, Inc.(a)	1,598	33,403
Delta Air Lines, Inc.(a)	6,712	265,594
Deutsche Lufthansa AG(a)	5,979	48,217
Japan Airlines Co., Ltd.(a)	1,443	26,902
Qantas Airways Ltd.(a)	9,245	35,747
Singapore Airlines Ltd.(a) (b)	13,404	54,021
Southwest Airlines Co.(a)	6,212	284,510
United Airlines Holdings, Inc.(a)	3,396	157,439

		1,106,360

Building Products – 0.3%
A O Smith Corp.	1,378	88,040
AGC, Inc.	1,934	77,274
Allegion PLC	941	103,303
Assa Abloy AB - Class B	10,026	269,495
Carrier Global Corp.	8,971	411,500
Cie de Saint-Gobain	5,061	301,131
Daikin Industries Ltd.	2,492	452,557
Fortune Brands Home & Security, Inc.	1,423	105,701
Geberit AG	358	220,691
Johnson Controls International PLC	7,368	483,120
Kingspan Group PLC	1,541	150,628
Lixil Corp.	2,664	49,592
Masco Corp.	2,516	128,316

Company	Shares	U.S. $ Value

Nibe Industrier AB	14,269	$158,165
Otis Worldwide Corp.	4,456	342,889
ROCKWOOL International A/S	83	27,399
TOTO Ltd.	1,416	56,867
Xinyi Glass Holdings Ltd.	18,127	43,463

		3,470,131

Commercial Services & Supplies – 0.2%
Brambles Ltd.	14,350	105,898
Cintas Corp.	925	393,486
Copart, Inc.(a)	2,239	280,927
Dai Nippon Printing Co., Ltd.	2,221	52,072
Rentokil Initial PLC	18,600	128,125
Republic Services, Inc. - Class A	2,190	290,175
Rollins, Inc.	2,374	83,209
Secom Co., Ltd.	2,100	151,918
Securitas AB - Class B	3,132	35,333
Sohgo Security Services Co., Ltd.	714	23,285
TOPPAN, Inc.	2,623	46,269
Waste Management, Inc.	4,036	639,706

		2,230,403

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA(b)	2,331	62,843
Bouygues SA	2,295	80,105
Eiffage SA	833	85,493
Epiroc AB - Class A	6,592	140,995
Epiroc AB - Class B	3,901	70,430
Ferrovial SA(b)	4,852	129,038
Kajima Corp.	4,495	54,689
Obayashi Corp.(b)	6,496	47,679
Quanta Services, Inc.	1,494	196,625
Shimizu Corp.(b)	5,521	33,132
Skanska AB - Class B(b)	3,403	76,133
Taisei Corp.	1,909	55,111
Vinci SA	5,387	550,404

		1,582,677

Electrical Equipment – 0.5%
ABB Ltd.	16,431	533,033
AMETEK, Inc.	2,426	323,095
Eaton Corp. PLC	4,180	634,357
Emerson Electric Co.	6,229	610,753
Fuji Electric Co., Ltd.	1,269	63,248
Generac Holdings, Inc.(a)	662	196,786
Legrand SA	2,675	254,330
Mitsubishi Electric Corp.	18,258	209,398
Nidec Corp.(b)	4,473	353,291
Prysmian SpA	2,548	86,469
Rockwell Automation, Inc.	1,218	341,077
Schneider Electric SE	5,407	907,783
Siemens Energy AG(a)	3,998	90,957
Siemens Gamesa Renewable Energy SA(a) (b)	2,384	41,814
Vestas Wind Systems A/S	10,102	296,340

		4,942,731

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.6%
3M Co.	5,989	$891,642
CK Hutchison Holdings Ltd.	26,861	196,419
DCC PLC	986	76,350
General Electric Co.	11,528	1,054,812
Hitachi Ltd.(b)	9,686	484,728
Honeywell International, Inc.	7,192	1,399,419
Investment AB Latour - Class B(b)	1,481	47,018
Jardine Matheson Holdings Ltd.	2,157	118,635
Keppel Corp., Ltd.	14,570	68,701
Lifco AB	2,332	59,199
Melrose Industries PLC	43,741	70,954
Roper Technologies, Inc.	1,106	522,286
Siemens AG	7,652	1,059,551
Smiths Group PLC	3,958	74,988
Toshiba Corp.	3,898	148,099

		6,272,801

Machinery – 1.1%
Alfa Laval AB	3,147	108,249
Alstom SA	3,174	74,268
Atlas Copco AB - Class A	6,717	348,652
Atlas Copco AB - Class B	3,903	176,999
Caterpillar, Inc.	5,673	1,264,058
CNH Industrial NV	10,236	161,225
Cummins, Inc.	1,494	306,434
Daifuku Co., Ltd.	1,013	72,279
Daimler Truck Holding AG(a)	4,116	114,157
Deere & Co.	2,941	1,221,868
Dover Corp.	1,510	236,919
FANUC Corp.	1,918	336,628
Fortive Corp.	3,760	229,097
GEA Group AG	1,534	62,875
Hino Motors Ltd.	2,874	16,801
Hitachi Construction Machinery Co., Ltd.(b)	1,075	27,854
Hoshizaki Corp.	543	37,250
Husqvarna AB - Class B	4,187	43,678
IDEX Corp.	797	152,809
Illinois Tool Works, Inc.	2,995	627,153
Ingersoll Rand, Inc.	4,274	215,196
KION Group AG	721	47,519
Knorr-Bremse AG	725	55,576
Komatsu Ltd.	8,761	210,487
Kone Oyj - Class B	3,400	177,922
Kornit Digital Ltd.(a)	465	38,451
Kubota Corp.	10,276	192,616
Kurita Water Industries Ltd.(b)	988	36,468
Makita Corp.(b)	2,241	71,704
MINEBEA MITSUMI, Inc.	3,631	79,083
MISUMI Group, Inc.	2,844	84,668
Mitsubishi Heavy Industries Ltd.	3,206	105,241
Miura Co., Ltd.(b)	877	21,609
NGK Insulators Ltd.	2,538	36,205
Nordson Corp.	567	128,754
PACCAR, Inc.	3,642	320,751
Parker-Hannifin Corp.	1,347	382,225
Pentair PLC	1,735	94,054

Company	Shares	U.S. $ Value

Rational AG	51	$35,125
Sandvik AB(b)	11,293	239,895
Schindler Holding AG	407	87,208
Schindler Holding AG (REG)	201	42,831
SKF AB - Class B	3,825	62,370
SMC Corp.	572	319,744
Snap-on, Inc.	560	115,069
Spirax-Sarco Engineering PLC	737	120,485
Stanley Black & Decker, Inc.	1,710	239,041
Techtronic Industries Co., Ltd.	13,763	220,503
Toyota Industries Corp.	1,466	101,115
Trane Technologies PLC	2,449	373,962
VAT Group AG(c)	270	102,799
Volvo AB	2,003	38,366
Volvo AB - Class B(b)	14,301	266,790
Wartsila OYJ Abp	4,735	43,235
Westinghouse Air Brake Technologies Corp.	1,959	188,397
Xylem, Inc./NY	1,891	161,227

		10,675,944

Marine – 0.1%
AP Moller - Maersk A/S - Class A	31	91,524
AP Moller - Maersk A/S - Class B	57	171,283
Mitsui OSK Lines Ltd.(b)	3,438	95,503
Nippon Yusen KK(b)	1,616	141,359
SITC International Holdings Co., Ltd.	13,416	46,912

		546,581

Professional Services – 0.4%
Adecco Group AG	1,598	72,488
Benefit One, Inc.(b)	800	16,790
Bureau Veritas SA	2,941	83,850
Equifax, Inc.	1,279	303,251
Experian PLC	9,231	355,630
Intertek Group PLC	1,614	110,103
Jacobs Engineering Group, Inc.	1,355	186,733
Leidos Holdings, Inc.	1,472	159,006
Nielsen Holdings PLC	3,763	102,504
Nihon M&A Center Holdings, Inc.	3,030	42,384
Persol Holdings Co., Ltd.	1,775	39,771
Randstad NV(b)	1,196	71,945
Recruit Holdings Co., Ltd.	13,572	589,663
RELX PLC (London)	19,353	602,221
Robert Half International, Inc.	1,148	131,079
SGS SA	59	164,028
Teleperformance	587	223,587
Verisk Analytics, Inc. - Class A	1,690	362,725
Wolters Kluwer NV	2,626	279,948

		3,897,706

Road & Rail – 0.5%
Aurizon Holdings Ltd.	18,414	50,613
Central Japan Railway Co.(b)	1,442	188,027
CSX Corp.	23,259	871,050
East Japan Railway Co.(b)	3,024	175,022
Grab Holdings Ltd.(a) (b)	10,858	38,003
Hankyu Hanshin Holdings, Inc.	2,289	66,156

Company	Shares	U.S. $ Value

JB Hunt Transport Services, Inc.	881	$176,896
Keio Corp.(b)	1,028	40,072
Keisei Electric Railway Co., Ltd.(b)	1,293	35,919
Kintetsu Group Holdings Co., Ltd.(b)	1,716	49,120
MTR Corp., Ltd.	15,489	83,412
Nippon Express Holdings, Inc.	768	52,762
Norfolk Southern Corp.	2,514	717,043
Odakyu Electric Railway Co., Ltd.(b)	2,949	48,879
Old Dominion Freight Line, Inc.	977	291,810
Tobu Railway Co., Ltd.(b)	1,889	45,930
Tokyu Corp.(b)	5,000	64,870
Union Pacific Corp.	6,679	1,824,770
West Japan Railway Co.	2,196	90,993

		4,911,347

Trading Companies & Distributors – 0.4%
AerCap Holdings NV(a)	1,347	67,727
Ashtead Group PLC	4,463	281,010
Brenntag SE	1,545	124,576
Bunzl PLC	3,375	130,886
Fastenal Co.	6,036	358,539
Ferguson PLC	2,211	299,546
ITOCHU Corp.	11,891	402,225
Marubeni Corp.	15,652	181,754
Mitsubishi Corp.	12,633	474,075
Mitsui & Co., Ltd.	15,608	423,682
MonotaRO Co., Ltd.	2,507	53,806
Reece Ltd.(b)	2,908	40,943
Sumitomo Corp.	11,267	195,129
Toyota Tsusho Corp.	2,125	87,214
United Rentals, Inc.(a)	759	269,604
WW Grainger, Inc.	454	234,169

		3,624,885

Transportation Infrastructure – 0.1%
Aena SME SA(a) (c)	750	125,025
Aeroports de Paris(a)	296	44,263
Atlantia SpA(a) (b)	4,956	103,048
Auckland International Airport Ltd.(a)	12,522	67,752
Getlink SE	4,401	79,261
Transurban Group	30,709	310,282

		729,631

		55,937,113

Communication Services – 4.6%
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	74,885	1,769,532
BT Group PLC	89,306	212,933
Cellnex Telecom SA(c)	5,096	245,242
Charter Communications, Inc. - Class A(a)	1,250	681,900
Comcast Corp. - Class A	47,439	2,221,094
Deutsche Telekom AG	32,424	603,868
Elisa Oyj	1,422	85,756
Eurazeo SE	396	33,293
HKT Trust & HKT Ltd. - Class SS	37,893	51,957

Company	Shares	U.S. $ Value

Infrastrutture Wireless Italiane SpA(c)	3,362	$37,635
Koninklijke KPN NV	33,635	116,713
Lumen Technologies, Inc.	9,663	108,902
Nippon Telegraph & Telephone Corp.	11,957	347,397
Orange SA	19,958	236,329
Proximus SADP	1,521	28,323
Singapore Telecommunications Ltd.	82,605	160,398
Spark New Zealand Ltd.	18,701	59,182
Swisscom AG	259	155,609
Telecom Italia SpA/Milano(b)	99,680	36,595
Telefonica Deutschland Holding AG	10,414	28,324
Telefonica SA	52,714	255,466
Telenor ASA	7,000	100,447
Telia Co. AB(b)	26,592	106,626
Telstra Corp., Ltd.	41,454	122,474
United Internet AG	970	33,289
Verizon Communications, Inc.	44,023	2,242,532
Washington H Soul Pattinson & Co., Ltd.(b)	2,166	46,199

		10,128,015

Entertainment – 0.7%
Activision Blizzard, Inc.	8,170	654,499
Bollore SE	8,845	46,316
Capcom Co., Ltd.(b)	1,761	42,694
Electronic Arts, Inc.	2,949	373,078
Embracer Group AB(a) (b)	5,598	46,727
Koei Tecmo Holdings Co., Ltd.	588	19,282
Konami Holdings Corp.(b)	933	58,849
Live Nation Entertainment, Inc.(a)	1,417	166,696
Netflix, Inc.(a)	4,656	1,744,091
Nexon Co., Ltd.(b)	4,942	118,231
Nintendo Co., Ltd.	1,104	557,257
Sea Ltd. (ADR)(a)	3,201	383,448
Square Enix Holdings Co., Ltd.	858	38,008
Take-Two Interactive Software, Inc.(a)	1,210	186,025
Toho Co., Ltd./Tokyo	1,119	42,287
Ubisoft Entertainment SA(a)	939	41,262
Universal Music Group NV	7,256	193,693
Walt Disney Co. (The)(a)	19,092	2,618,659

		7,331,102

Interactive Media & Services – 2.4%
Adevinta ASA - Class B(a)	2,915	26,611
Alphabet, Inc. - Class A(a)	3,154	8,772,378
Alphabet, Inc. - Class C(a)	2,913	8,135,980
Auto Trader Group PLC(c)	9,510	78,508
Kakaku.com, Inc.(b)	1,334	29,792
Match Group, Inc.(a)	2,969	322,849
Meta Platforms, Inc. - Class A(a)	24,214	5,384,225
REA Group Ltd.(b)	528	52,932
Scout24 SE(c)	836	47,662
SEEK Ltd.(b)	3,363	74,062
Twitter, Inc.(a)	8,385	324,416
Z Holdings Corp.(b)	26,807	115,889

		23,365,304

Company	Shares	U.S. $ Value

Media – 0.2%
CyberAgent, Inc.	4,047	$50,080
Dentsu Group, Inc.	2,163	88,394
Discovery, Inc. - Class A(a)	1,778	44,308
Discovery, Inc. - Class C(a)	3,185	79,530
DISH Network Corp. - Class A(a)	2,619	82,891
Fox Corp. - Class A	3,312	130,658
Fox Corp. - Class B	1,529	55,472
Hakuhodo DY Holdings, Inc.	2,338	29,349
Informa PLC(a)	15,036	117,807
Interpublic Group of Cos., Inc. (The)	4,128	146,338
News Corp. - Class A	4,099	90,793
News Corp. - Class B	1,270	28,600
Omnicom Group, Inc.	2,192	186,057
Paramount Global - Class B(b)	6,362	240,547
Pearson PLC	7,570	74,224
Publicis Groupe SA	2,280	138,381
Schibsted ASA	731	18,017
Schibsted ASA - Class B	973	20,822
Vivendi SE	7,762	101,407
WPP PLC	11,681	152,882

		1,876,557

Wireless Telecommunication Services – 0.3%
KDDI Corp.	16,135	529,012
SoftBank Corp.	28,734	335,128
SoftBank Group Corp.(b)	12,065	539,422
T-Mobile US, Inc.(a)	6,157	790,251
Tele2 AB - Class B(b)	5,010	75,730
Vodafone Group PLC	272,972	447,615

		2,717,158

		45,418,136

Consumer Staples – 4.1%
Beverages – 0.9%
Anheuser-Busch InBev SA/NV	8,688	519,439
Asahi Group Holdings Ltd.	4,564	166,223
Brown-Forman Corp. - Class B	1,916	128,410
Budweiser Brewing Co. APAC Ltd.(b) (c)	17,223	45,480
Carlsberg AS - Class B	1,004	123,252
Coca-Cola Co. (The)	40,766	2,527,492
Coca-Cola Europacific Partners PLC	2,052	99,748
Coca-Cola HBC AG(a)	2,011	41,941
Constellation Brands, Inc. - Class A	1,723	396,841
Davide Campari-Milano NV	5,229	60,652
Diageo PLC	23,320	1,182,896
Heineken Holding NV	1,152	90,205
Heineken NV(b)	2,593	247,968
Ito En Ltd.	535	26,261
Kirin Holdings Co., Ltd.	8,229	122,914
Molson Coors Beverage Co. - Class B	1,976	105,479
Monster Beverage Corp.(a)	3,940	314,806

Company	Shares	U.S. $ Value

PepsiCo, Inc.	14,508	$2,428,349
Pernod Ricard SA	2,095	460,295
Remy Cointreau SA	227	46,814
Suntory Beverage & Food Ltd.	1,391	53,018
Treasury Wine Estates Ltd.	7,221	62,375

		9,250,858

Food & Staples Retailing – 0.9%
Aeon Co., Ltd.(b)	6,541	139,470
Carrefour SA	6,209	135,121
Coles Group Ltd.	13,344	178,348
Cosmos Pharmaceutical Corp.	200	24,240
Costco Wholesale Corp.	4,650	2,677,702
Endeavour Group Ltd./Australia	13,186	71,729
Etablissements Franz Colruyt NV	534	22,105
HelloFresh SE(a)	1,653	74,193
J Sainsbury PLC	17,500	57,921
Jeronimo Martins SGPS SA	2,832	67,939
Kesko Oyj - Class B	2,732	75,431
Kobe Bussan Co., Ltd.(b)	1,368	42,100
Koninklijke Ahold Delhaize NV	10,461	336,483
Kroger Co. (The)	7,016	402,508
Lawson, Inc.	501	19,178
Ocado Group PLC(a)	4,885	74,592
Seven & i Holdings Co., Ltd.	7,537	359,343
Sysco Corp.	5,321	434,460
Tesco PLC	76,906	278,423
Tsuruha Holdings, Inc.	395	25,082
Walgreens Boots Alliance, Inc.	7,514	336,402
Walmart, Inc.	14,835	2,209,228
Welcia Holdings Co., Ltd.	943	23,203
Woolworths Group Ltd.	12,124	336,621

		8,401,822

Food Products – 0.9%
Ajinomoto Co., Inc.	4,669	132,519
Archer-Daniels-Midland Co.	5,868	529,646
Associated British Foods PLC	3,563	77,399
Barry Callebaut AG	35	82,056
Campbell Soup Co.	2,120	94,488
Chocoladefabriken Lindt & Spruengli AG	10	119,019
Chocoladefabriken Lindt & Spruengli AG (REG)	1	120,958
Conagra Brands, Inc.	5,030	168,857
Danone SA	6,535	361,013
General Mills, Inc.	6,326	428,397
Hershey Co. (The)	1,525	330,361
Hormel Foods Corp.	2,959	152,507
J M Smucker Co. (The)	1,136	153,826
JDE Peet’s NV(b)	1,004	28,800
Kellogg Co.	2,683	173,027
Kerry Group PLC - Class A	1,592	178,052
Kikkoman Corp.	1,454	96,308
Kraft Heinz Co. (The)	7,445	293,258
Lamb Weston Holdings, Inc.	1,523	91,243
McCormick & Co., Inc./MD	2,619	261,376
MEIJI Holdings Co., Ltd.(b)	1,221	66,217
Mondelez International, Inc. - Class A	14,559	914,014
Mowi ASA	4,397	118,437

Company	Shares	U.S. $ Value

Nestle SA	28,160	$3,661,325
Nisshin Seifun Group, Inc.	1,979	27,610
Nissin Foods Holdings Co., Ltd.	634	44,453
Orkla ASA	7,513	66,749
Toyo Suisan Kaisha Ltd.	887	31,739
Tyson Foods, Inc. - Class A	3,067	274,895
WH Group Ltd.(c)	83,428	52,389
Wilmar International Ltd.	19,217	66,553
Yakult Honsha Co., Ltd.	1,283	68,440

		9,265,931

Household Products – 0.7%
Church & Dwight Co., Inc.	2,538	252,226
Clorox Co. (The)	1,290	179,349
Colgate-Palmolive Co.	8,839	670,261
Essity AB - Class B(b)	6,089	143,694
Henkel AG & Co. KGaA	1,039	68,579
Henkel AG & Co. KGaA (Preference Shares)	1,782	119,272
Kimberly-Clark Corp.	3,532	435,001
Lion Corp.(b)	2,244	25,010
Procter & Gamble Co. (The)	25,137	3,840,934
Reckitt Benckiser Group PLC	7,145	545,063
Unicharm Corp.	4,036	144,997

		6,424,386

Personal Products – 0.3%
Beiersdorf AG	1,008	105,894
Estee Lauder Cos., Inc. (The) - Class A	2,437	663,644
Kao Corp.	4,751	193,986
Kobayashi Pharmaceutical Co., Ltd.	533	42,706
Kose Corp.(b)	333	34,840
L’Oreal SA	2,510	1,002,607
Pola Orbis Holdings, Inc.	916	11,927
Shiseido Co., Ltd.	4,001	202,085
Unilever PLC	25,691	1,166,442

		3,424,131

Tobacco – 0.4%
Altria Group, Inc.	19,119	998,968
British American Tobacco PLC	21,807	915,832
Imperial Brands PLC	9,467	199,420
Japan Tobacco, Inc.	12,004	204,999
Philip Morris International, Inc.	16,252	1,526,713
Swedish Match AB	15,806	118,862

		3,964,794

		40,731,922

Materials – 2.4%
Chemicals – 1.3%
Air Liquide SA	4,740	829,233
Air Products and Chemicals, Inc.	2,325	581,041
Akzo Nobel NV	1,875	161,104
Albemarle Corp.	1,227	271,351
Arkema SA	614	73,398
Asahi Kasei Corp.	12,550	108,552
BASF SE	9,188	524,272
Celanese Corp. - Class A	1,133	161,872

Company	Shares	U.S. $ Value

CF Industries Holdings, Inc.	2,249	$231,782
Chr Hansen Holding A/S	1,055	77,465
Clariant AG(a) (b)	2,158	37,448
Corteva, Inc.	7,624	438,227
Covestro AG(c)	1,932	97,287
Croda International PLC	1,395	143,506
Dow, Inc.	7,715	491,600
DuPont de Nemours, Inc.	5,379	395,787
Eastman Chemical Co.	1,353	151,617
Ecolab, Inc.	2,614	461,528
EMS-Chemie Holding AG	70	68,026
Evonik Industries AG	2,097	58,176
FMC Corp.	1,329	174,857
Fuchs Petrolub SE	695	25,216
Givaudan SA	92	380,230
ICL Group Ltd.	7,065	83,986
IMCD NV(b)	570	97,238
International Flavors & Fragrances, Inc.	2,669	350,520
Johnson Matthey PLC	1,936	47,348
JSR Corp.(b)	2,035	59,926
Kansai Paint Co., Ltd.	1,772	28,448
Koninklijke DSM NV(b)	1,748	312,706
LANXESS AG	820	35,996
Linde PLC	5,375	1,716,936
LyondellBasell Industries NV - Class A	2,757	283,475
Mitsubishi Chemical Holdings Corp.	12,808	85,183
Mitsubishi Gas Chemical Co., Inc.	1,580	26,746
Mitsui Chemicals, Inc.	1,842	46,307
Mosaic Co. (The)	3,884	258,286
Nippon Paint Holdings Co., Ltd.(b)	8,300	72,719
Nippon Sanso Holdings Corp.	1,516	28,825
Nissan Chemical Corp.	1,215	71,269
Nitto Denko Corp.	1,423	102,012
Novozymes A/S - Class B	2,055	140,899
Orica Ltd.(b)	4,076	48,496
PPG Industries, Inc.	2,490	326,364
Sherwin-Williams Co. (The)	2,530	631,539
Shin-Etsu Chemical Co., Ltd.	3,543	538,299
Sika AG	1,419	469,481
Solvay SA(b)	741	73,030
Sumitomo Chemical Co., Ltd.	14,904	68,243
Symrise AG	1,328	159,217
Toray Industries, Inc.	13,872	72,128
Tosoh Corp.	2,601	38,441
Umicore SA	1,971	85,201
Yara International ASA	1,656	82,814

		12,385,653

Construction Materials – 0.1%
CRH PLC	7,728	308,232
HeidelbergCement AG	1,488	84,331
Holcim Ltd.(a)	5,237	254,711
James Hardie Industries PLC	4,453	133,582
Martin Marietta Materials, Inc.	654	251,718
Vulcan Materials Co.	1,392	255,710

		1,288,284

Company	Shares	U.S. $ Value

Containers & Packaging – 0.1%
Amcor PLC	15,874	$179,852
Avery Dennison Corp.	868	151,006
Ball Corp.	3,397	305,730
International Paper Co.	4,061	187,415
Packaging Corp. of America	996	155,486
Sealed Air Corp.	1,554	104,056
Smurfit Kappa Group PLC	2,461	109,311
Westrock Co.	2,760	129,803

		1,322,659

Metals & Mining – 0.8%
Anglo American PLC	12,797	664,962
Antofagasta PLC	3,944	85,699
ArcelorMittal SA	6,390	204,698
BHP Group Ltd.(b)	50,642	1,952,122
BlueScope Steel Ltd.	4,945	76,895
Boliden AB	2,736	138,018
Evolution Mining Ltd.(b)	18,336	60,518
Fortescue Metals Group Ltd.	16,940	260,399
Freeport-McMoRan, Inc.	15,395	765,747
Glencore PLC(a)	99,204	645,491
Hitachi Metals Ltd.(a) (b)	2,145	35,886
JFE Holdings, Inc.(b)	4,917	68,809
Mineral Resources Ltd.	1,700	67,014
Newcrest Mining Ltd.	8,147	164,630
Newmont Corp.	8,362	664,361
Nippon Steel Corp.	8,556	150,968
Norsk Hydro ASA	13,453	130,708
Northern Star Resources Ltd.(b)	11,068	89,293
Nucor Corp.	2,852	423,950
Rio Tinto Ltd.	3,713	331,943
Rio Tinto PLC	11,236	898,279
South32 Ltd.	46,654	177,345
Sumitomo Metal Mining Co., Ltd.	2,472	125,240
voestalpine AG	1,161	34,547

		8,217,522

Paper & Forest Products – 0.1%
Mondi PLC	4,857	94,410
Oji Holdings Corp.(b)	8,118	40,275
Stora Enso Oyj - Class R	5,819	114,154
Svenska Cellulosa AB SCA - Class B(b)	6,061	117,690
UPM-Kymmene Oyj(b)	5,339	174,345

		540,874

		23,754,992

Energy – 2.2%
Energy Equipment & Services – 0.1%
Baker Hughes Co. - Class A	9,497	345,786
Halliburton Co.	9,423	356,849
Schlumberger NV	14,717	607,959
Tenaris SA	4,723	70,944

		1,381,538

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 2.1%
Aker BP ASA	1,260	$46,996
Ampol Ltd.	2,383	54,137
APA Corp.	3,809	157,426
BP PLC	197,529	968,362
Chevron Corp.	20,215	3,291,608
ConocoPhillips	13,656	1,365,600
Coterra Energy, Inc.	8,532	230,108
Devon Energy Corp.	6,602	390,376
Diamondback Energy, Inc.	1,786	244,825
ENEOS Holdings, Inc.	30,699	114,775
Eni SpA	25,248	368,197
EOG Resources, Inc.	6,136	731,595
Equinor ASA	9,776	365,003
Exxon Mobil Corp.	44,395	3,666,583
Galp Energia SGPS SA	5,014	63,390
Hess Corp.	2,891	309,453
Idemitsu Kosan Co., Ltd.(b)	2,085	57,474
Inpex Corp.	10,240	120,395
Kinder Morgan, Inc.	20,449	386,691
Lundin Energy AB(b)	2,002	84,032
Marathon Oil Corp.	8,164	204,998
Marathon Petroleum Corp.	6,072	519,156
Neste Oyj	4,232	192,950
Occidental Petroleum Corp.	9,305	527,966
OMV AG	1,473	70,384
ONEOK, Inc.	4,676	330,266
Phillips 66	4,906	423,829
Pioneer Natural Resources Co.	2,381	595,321
Repsol SA	14,515	190,135
Santos Ltd.	32,188	186,620
Shell PLC	77,023	2,111,099
TotalEnergies SE	25,093	1,269,694
Valero Energy Corp.	4,287	435,302
Williams Cos., Inc. (The)	12,741	425,677
Woodside Petroleum Ltd.(b)	9,700	233,105

		20,733,528

		22,115,066

Utilities – 1.7%
Electric Utilities – 1.0%
Alliant Energy Corp.	2,625	164,010
American Electric Power Co., Inc.	5,282	526,985
Chubu Electric Power Co., Inc.(b)	6,445	66,705
CK Infrastructure Holdings Ltd.	6,629	44,314
CLP Holdings Ltd.	16,428	159,843
Constellation Energy Corp.	3,424	192,600
Duke Energy Corp.	8,066	900,650
Edison International	3,984	279,278
EDP - Energias de Portugal SA	27,770	136,681
Electricite de France SA	4,738	44,472
Elia Group SA/NV	309	47,144
Endesa SA	3,177	69,270
Enel SpA	81,364	543,247
Entergy Corp.	2,108	246,109
Evergy, Inc.	2,405	164,358
Eversource Energy	3,605	317,925
Exelon Corp.	10,272	489,255

Company	Shares	U.S. $ Value

FirstEnergy Corp.	5,979	$274,197
Fortum Oyj	4,443	81,205
HK Electric Investments & HK Electric Investments Ltd. - Class SS(c)	26,518	25,897
Iberdrola SA	58,272	636,911
Kansai Electric Power Co., Inc. (The)	7,043	66,339
Mercury NZ Ltd.	6,815	27,977
NextEra Energy, Inc.	20,576	1,742,993
NRG Energy, Inc.	2,568	98,508
Origin Energy Ltd.	17,231	80,206
Orsted AS(c)	1,892	236,824
Pinnacle West Capital Corp.	1,183	92,392
Power Assets Holdings Ltd.	13,878	90,444
PPL Corp.	7,872	224,824
Red Electrica Corp. SA	4,330	88,899
Southern Co. (The)	11,114	805,876
SSE PLC	10,661	243,594
Terna - Rete Elettrica Nazionale(b)	14,075	120,866
Tokyo Electric Power Co. Holdings, Inc.(a)	15,272	50,413
Verbund AG	681	71,916
Xcel Energy, Inc.	5,649	407,688

		9,860,815

Gas Utilities – 0.1%
APA Group(b)	11,803	93,808
Atmos Energy Corp.	1,420	169,676
Enagas SA	2,489	55,272
Hong Kong & China Gas Co., Ltd.	112,002	135,289
Naturgy Energy Group SA	1,939	58,091
Osaka Gas Co., Ltd.	3,751	64,278
Snam SpA(b)	20,172	116,323
Tokyo Gas Co., Ltd.(b)	3,749	68,634

		761,371

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	6,991	179,879
EDP Renovaveis SA	2,882	74,098
Meridian Energy Ltd.	12,880	44,875
Uniper SE	915	23,638

		322,490

Multi-Utilities – 0.5%
Ameren Corp.	2,701	253,246
CenterPoint Energy, Inc.	6,595	202,071
CMS Energy Corp.	3,039	212,548
Consolidated Edison, Inc.	3,710	351,263
Dominion Energy, Inc.	8,494	721,735
DTE Energy Co.	2,032	268,651
E.ON SE	22,459	260,932
Engie SA	18,271	240,209
National Grid PLC	36,184	556,083
NiSource, Inc.	4,118	130,952
Public Service Enterprise Group, Inc.	5,303	371,210
RWE AG	6,426	279,804
Sempra Energy	3,349	563,034
United Utilities Group PLC	6,821	100,442
Veolia Environnement SA	6,557	210,240
WEC Energy Group, Inc.	3,308	330,171

		5,052,591

Company	Shares	U.S. $ Value

Water Utilities – 0.1%
American Water Works Co., Inc.	1,904	$315,169
Severn Trent PLC	2,503	100,882

		416,051

		16,413,318

Real Estate – 1.6%
Equity Real Estate Investment Trusts (REITs) – 1.3%
Alexandria Real Estate Equities, Inc.	1,526	307,108
American Tower Corp.	4,776	1,199,827
Ascendas Real Estate Investment Trust	33,572	72,342
AvalonBay Communities, Inc.	1,466	364,110
Boston Properties, Inc.(b)	1,491	192,041
British Land Co. PLC (The)	8,808	60,985
CapitaLand Integrated Commercial Trust	48,626	80,444
Covivio	520	41,384
Crown Castle International Corp.	4,532	836,607
Daiwa House REIT Investment Corp.	22	59,312
Dexus	10,759	87,822
Digital Realty Trust, Inc.	2,976	421,997
Duke Realty Corp.	3,994	231,892
Equinix, Inc.	944	700,089
Equity Residential	3,584	322,273
Essex Property Trust, Inc.	684	236,308
Extra Space Storage, Inc.	1,404	288,662
Federal Realty Investment Trust	742	90,576
Gecina SA	448	56,461
GLP J-Reit	42	63,819
Goodman Group	16,820	285,881
GPT Group (The)	19,163	73,918
Healthpeak Properties, Inc.	5,655	194,136
Host Hotels & Resorts, Inc.	7,488	145,492
Iron Mountain, Inc.	3,036	168,225
Japan Metropolitan Fund Invest	69	58,222
Japan Real Estate Investment Corp.	12	62,851
Kimco Realty Corp.	6,467	159,735
Klepierre SA(a)	2,033	54,127
Land Securities Group PLC	7,046	72,291
Link REIT	20,914	178,108
Mapletree Commercial Trust	21,603	30,056
Mapletree Logistics Trust	31,227	42,435
Mid-America Apartment Communities, Inc.	1,209	253,225
Mirvac Group	39,441	73,134
Nippon Building Fund, Inc.	14	79,420
Nippon Prologis REIT, Inc.	20	58,397
Nomura Real Estate Master Fund, Inc.	42	55,520
Orix JREIT, Inc.	26	35,259
Prologis, Inc.	7,760	1,253,085
Public Storage	1,600	624,448
Realty Income Corp.	5,933	411,157
Regency Centers Corp.	1,616	115,286
SBA Communications Corp.	1,141	392,618
Scentre Group	51,923	118,055
Segro PLC	12,029	211,458
Simon Property Group, Inc.	3,446	453,356

Company	Shares		U.S. $ Value

Stockland		23,880	$75,676
UDR, Inc.		3,136	179,912
Ventas, Inc.		4,186	258,527
Vicinity Centres		38,709	53,715
Vornado Realty Trust		1,667	75,549
Welltower, Inc.		4,565	438,879
Weyerhaeuser Co.		7,837	297,022

			12,753,234

Real Estate Management & Development – 0.3%
Aroundtown SA		9,994	57,109
Azrieli Group Ltd.		424	37,251
Capitaland Investment Ltd./Singapore(a)		26,395	77,339
CBRE Group, Inc. - Class A(a)		3,509	321,144
City Developments Ltd.		4,093	23,660
CK Asset Holdings Ltd.		20,047	137,030
Daito Trust Construction Co., Ltd.		654	69,418
Daiwa House Industry Co., Ltd.		5,665	147,679
ESR Cayman Ltd.(a) (c)		19,817	61,411
Fastighets AB Balder - Class B(a)		1,052	69,264
Hang Lung Properties Ltd.		20,254	40,823
Henderson Land Development Co., Ltd.		14,529	60,310
Hongkong Land Holdings Ltd.		11,533	56,349
Hulic Co., Ltd.(b)		3,841	34,459
LEG Immobilien SE		728	82,903
Lendlease Corp., Ltd.(b)		6,890	57,435
Mitsubishi Estate Co., Ltd.		11,832	176,184
Mitsui Fudosan Co., Ltd.		9,175	196,366
New World Development Co., Ltd.		15,105	61,283
Nomura Real Estate Holdings, Inc.		1,186	28,404
Sagax AB		1,611	48,886
Sino Land Co., Ltd.		33,295	42,931
Sumitomo Realty & Development Co., Ltd.		3,095	85,655
Sun Hung Kai Properties Ltd.		13,045	155,203
Swire Pacific Ltd. - Class A		4,980	30,284
Swire Properties Ltd.		11,704	28,923
Swiss Prime Site AG		759	74,856
Unibail-Rodamco-Westfield(a)		1,247	94,054
UOL Group Ltd.		4,645	24,051
Vonovia SE		7,380	343,985
Wharf Real Estate Investment Co., Ltd.(b)		16,705	82,560

			2,807,209

			15,560,443

Total Common Stocks (cost $551,140,954)			561,297,399

	Principal Amount (000)

INFLATION-LINKED SECURITIES – 0.7%
Japan – 0.7%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027 (cost $7,379,496)	JPY	786,683	6,872,713

Company	Notional Amount		U.S. $ Value

OPTIONS PURCHASED - PUTS – 0.1%
Options on Equities indices – 0.1%
Euro STOXX 50 Index Expiration: Apr 2022; Contracts: 632; Exercise Price: EUR 3,750.00; Counterparty: Morgan Stanley & Co., Inc.(a)	EUR	23,700,000	$244,353
FTSE 100 Index Expiration: Apr 2022; Contracts: 105; Exercise Price: GBP 7,150.00; Counterparty: Morgan Stanley & Co., Inc.(a)	GBP	7,507,500	36,552
Nikkei 225 Index Expiration: Apr 2022; Contracts: 68; Exercise Price: JPY 24,500.00; Counterparty: Morgan Stanley & Co., Inc.(a)	JPY	1,666,000,000	3,910
S&P 500 Index Expiration: Apr 2022; Contracts: 297; Exercise Price: USD 4,340.00; Counterparty: Morgan Stanley & Co., Inc.(a)	USD	128,898,000	346,005

Total Options Purchased - Puts (premiums paid $2,966,443)			630,820

	Shares

RIGHTS – 0.0%
Utilities – 0.0%
Electric Utilities – 0.0%
Electricite De France SA, expiring 04/01/2022(a) (d) (e) (cost $0)		4,738	1,761

SHORT-TERM INVESTMENTS – 39.6%
Investment Companies – 39.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(f) (g) (h) (cost $389,674,308)		389,674,308	389,674,308

Total Investments Before Security Lending Collateral for Securities Loaned – 97.5% (cost $951,161,201)			958,477,001

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.19%(f) (g) (h) (cost $5,714,571)		5,714,571	5,714,571

Total Investments – 98.1% (cost $956,875,772)(i)			964,191,572
Other assets less liabilities – 1.9%			18,568,042

Net Assets – 100.0%			$982,759,614

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	48	June 2022	$5,012,902	$(202,819)
10 Yr Mini Japan Government Bond Futures	215	June 2022	26,474,988	(145,117)
Euro STOXX 50 Index Futures	153	June 2022	6,470,665	(100,864)
Euro-BOBL Futures	80	June 2022	11,404,108	(426,231)
Euro-BTP Futures	151	June 2022	23,103,816	(1,256,373)
Euro-Bund Futures	74	June 2022	12,988,301	(629,449)
Euro-OAT Futures	191	June 2022	32,013,109	(1,416,006)
FTSE 100 Index Futures	77	June 2022	7,572,165	(20,014)
Hang Seng Index Futures	25	April 2022	3,509,057	(2,588)
Japan 10 Yr Bond (OSE) Futures	83	June 2022	102,062,592	(668,868)
Long Gilt Futures	309	June 2022	49,209,406	(775,802)
MSCI EAFE Futures	6	June 2022	643,320	14,438
MSCI Emerging Markets Futures	41	June 2022	2,307,275	104,473
MSCI Singapore IX ETS Futures	12	April 2022	296,470	(1,938)
OMXS 30 Index Futures	153	April 2022	3,392,804	(79,476)
S&P 500 E-Mini Futures	18	June 2022	4,077,675	64,529
S&P Mid 400 E-Mini Futures	5	June 2022	1,344,600	51,591
S&P/TSX 60 Index Futures	85	June 2022	17,910,411	197,186
TOPIX Index Futures	6	June 2022	959,340	106,425
U.S. T-Note 5 Yr (CBT) Futures	206	June 2022	23,625,625	(590,907)
U.S. T-Note 10 Yr (CBT) Futures	925	June 2022	113,659,375	(3,463,043)
U.S. Ultra Bond (CBT) Futures	58	June 2022	10,273,250	(400,208)
Sold Contracts
Nikkei 225 (CME) Futures	48	June 2022	6,620,400	163,623
SPI 200 Futures	24	June 2022	3,357,922	(109,795)

				$(9,587,233)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	865	CHF	802	04/13/2022	$3,665
Bank of America, NA	USD	1,053	CHF	960	04/13/2022	(13,761)
Bank of America, NA	AUD	7,121	USD	5,074	04/28/2022	(255,901)
Bank of America, NA	USD	10,602	AUD	14,482	04/28/2022	237,581
Bank of America, NA	EUR	17,462	USD	19,431	05/12/2022	89,989
Barclays Bank PLC	KRW	2,504,288	USD	2,067	04/28/2022	6,541
Barclays Bank PLC	EUR	15,062	USD	16,608	05/12/2022	(74,949)
Citibank, NA	CAD	12,073	USD	9,394	04/22/2022	(261,952)
Deutsche Bank AG	USD	19,354	CAD	24,633	04/22/2022	347,706
Deutsche Bank AG	AUD	13,589	USD	9,863	04/28/2022	(308,808)
Deutsche Bank AG	JPY	559,587	USD	4,854	04/28/2022	255,023
Deutsche Bank AG	USD	12,907	AUD	17,849	04/28/2022	453,328
Deutsche Bank AG	EUR	8,783	USD	9,679	05/12/2022	(48,834)
Deutsche Bank AG	USD	32,879	EUR	30,061	05/12/2022	416,028
Deutsche Bank AG	USD	9,866	EUR	8,754	05/12/2022	(170,595)
Deutsche Bank AG	GBP	10,019	USD	13,216	06/09/2022	58,527
Deutsche Bank AG	USD	930	NOK	8,132	06/17/2022	(7,087)
HSBC Bank USA	CHF	4,998	USD	5,407	04/13/2022	(2,861)
HSBC Bank USA	EUR	8,837	USD	10,049	05/12/2022	261,570
HSBC Bank USA	USD	9,730	EUR	8,776	05/12/2022	(10,109)
Morgan Stanley Capital Services, Inc.	USD	2,108	KRW	2,504,288	04/28/2022	(47,511)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	EUR	52,110	USD	59,224	05/12/2022	$1,507,211
Standard Chartered Bank	CHF	12,707	USD	13,765	04/13/2022	10,010
Standard Chartered Bank	SGD	1,908	USD	1,416	04/21/2022	8,361
State Street Bank & Trust Co.	AUD	3,783	USD	2,676	04/28/2022	(155,126)
State Street Bank & Trust Co.	JPY	4,157,016	USD	36,148	04/28/2022	1,986,893
UBS AG	USD	2,121	CHF	1,926	04/13/2022	(36,282)
UBS AG	AUD	5,617	USD	4,012	04/28/2022	(192,549)
UBS AG	JPY	628,325	USD	5,393	04/28/2022	229,126
UBS AG	GBP	11,727	USD	15,317	06/09/2022	(83,739)
UBS AG	USD	2,027	GBP	1,548	06/09/2022	6,301
UBS AG	SEK	27,852	USD	2,949	06/17/2022	(19,027)

						$4,188,769

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional Amount (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(j)	Morgan Stanley & Co., Inc.	632	EUR	3,550.00	April 2022	EUR	22,436	$288,439	$(88,093)
FTSE 100 Index(j)	Morgan Stanley & Co., Inc.	105	GBP	6,750.00	April 2022	GBP	7,088	50,375	(12,069)
Nikkei 225 Index(k)	Morgan Stanley & Co., Inc.	68	JPY	23,375.00	April 2022	JPY	1,589,500	163,630	(23,181)
S&P 500 Index(l)	Morgan Stanley & Co., Inc.	297	USD	4,110.00	April 2022	USD	122,067	819,497	(106,920)

								$1,321,941	$(230,263)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
USD/JPY 04/19/2022*	6.85%	Maturity	USD	343	$ (24,198)	$—	$(24,198)

*	Termination date

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $2,612,822 or 0.3% of net assets.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Affiliated investments.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	The rate shown represents the 7-day yield as of period end.

(i)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $59,366,157 and gross unrealized depreciation of investments was $(56,381,341), resulting in net unrealized appreciation of $2,984,816.

(j)	One contract relates to 10 shares.
(k)	One contract relates to 1000 shares.
(l)	One contract relates to 100 shares.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN1

March 31, 2022 (unaudited)

41.9%	United States
4.4%	Japan
2.6%	United Kingdom
1.8%	France
1.7%	Switzerland
1.4%	Australia
1.4%	Germany
0.7%	Netherlands
0.6%	Sweden
0.4%	Denmark
0.4%	Hong Kong
0.4%	Spain
0.3%	Italy
1.3%	Other
40.7%	Short-Term

100.0%	Total Investments

[1]

All data are as of March 31, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.2% or less in the following: Austria, Belgium, Brazil, Chile, China, Finland, Ireland, Israel, Jordan, Luxembourg, Macau, New Zealand, Norway, Poland, Portugal, Russia, Singapore, South Africa and Taiwan.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$112,773,215	$13,519,436	$—	$126,292,651
Health Care	54,867,825	20,689,457	—	75,557,282
Financials	44,598,576	28,259,956	—	72,858,532
Consumer Discretionary	48,287,633	18,370,311	—	66,657,944
Industrials	31,814,008	24,123,105	—	55,937,113
Communication Services	38,222,900	7,195,236	—	45,418,136
Consumer Staples	24,701,268	16,030,654	—	40,731,922
Materials	10,501,616	13,253,376	—	23,754,992
Energy	15,547,374	6,567,692	—	22,115,066
Utilities	11,113,594	5,299,724	—	16,413,318
Real Estate	11,027,340	4,533,103	—	15,560,443
Inflation-Linked Securities	—	6,872,713	—	6,872,713
Options Purchased - Puts	—	630,820	—	630,820
Rights	—	—	1,761	1,761
Short-Term Investments	389,674,308	—	—	389,674,308
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,714,571	—	—	5,714,571

Total Investments in Securities	798,844,228	165,345,583	1,761	964,191,572
Other Financial Instruments(a):
Assets:
Futures	702,265	—	—	702,265
Forward Currency Exchange Contracts	—	5,877,860	—	5,877,860
Liabilities:
Futures	(10,289,498)	—	—	(10,289,498)
Forward Currency Exchange Contracts	—	(1,689,091)	—	(1,689,091)
Put Options Written	—	(230,263)	—	(230,263)
Variance Swaps	—	(24,198)	—	(24,198)

Total	$789,256,995	$169,279,891	$1,761	$958,538,647

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2022 is as follows:

Fund	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$443,533	$19,003	$72,862	$389,674	$38
Government Money Market Portfolio*	3,248	5,824	3,357	5,715	0	**
Total	$446,781	$24,827	$76,219	$395,389	$38

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.